Streaming Arrangement - Franco-Nevada Barbados Gold (Details) R in Millions		6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 17, 2008 $ / Ounce	Dec. 16, 2023 $ / Ounce	Oct. 23, 2024 $ / Ounce	Jun. 30, 2025 ZAR (R) oz	Jun. 30, 2026 ZAR (R)	Jun. 30, 2024 ZAR (R)	Oct. 01, 2020 ZAR (R)
Disclosure of streaming arrangement [Line Items]
Contract liabilities | R				R 0	R 5,736
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Percent of production covered by streaming arrangement				25.00%
Contract price receivable for each ounce of gold delivered | $ / Ounce		446	451
Gold ounces delivered | oz				9,164
Contract liabilities | R						R 85	R 1,400
Franco Nevada | Cap
Disclosure of streaming arrangement [Line Items]
Contract price receivable for each ounce of gold delivered | $ / Ounce	400